Income Taxes and Deferred Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	8.50%	7.90%
ObsEva Ireland Ltd [Member]
Disclosure of Income Tax [Abstract]
Current tax expense (income)	$ 0	$ 0
ObsEva USA Inc [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	27.30%	27.30%
Current tax expense (income)	$ 212,000	$ 34,000
Deferred taxes	$ 0	0
Switzerland [Member]
Disclosure of Income Tax [Abstract]
Tax loss carryforward period	7 years
Current tax expense (income)		0	$ 0
Deferred taxes	$ 0	$ 0
Switzerland [Member] | Municipal and Cantonal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	14.00%	14.00%
Switzerland [Member] | Federal Tax Rate [Member]
Disclosure of Income Tax [Abstract]
Statutory tax rate (blended at Group level)	8.50%	8.50%